Foreign Operations	3 Months Ended
Sep. 30, 2011
Foreign Operations
Foreign Operations

9. Foreign Operations

Assets and liabilities denominated in non-U.S. currencies are translated at rates of exchange prevailing on the balance sheet date, and revenues and expenses are translated at average rates of exchange for the three-month periods. Gains or losses on the translation of the financial statements of a non-U.S. operation, where the functional currency is other than the U.S. dollar, the Renminbi, are reflected as a separate component of equity.   The foreign exchange translation adjustment reflects net losses of approximately $12,000 for the three months ended September 30, 2011, and gains of $23,000 for the three months ended September 30, 2010.  The Company, as of September 30, 2011, had approximately $4.4 million in assets and $3.5 million in net assets located at the Shanghai facility. The Company transferred equipment from the Orlando facility to the Shanghai facility, and purchased and transferred equipment to the Shanghai facility, during each fiscal year since 2006 through 2011.